October 1, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	RiverSource Series Trust (the “Trust”)
Columbia Global Equity Fund (the “Fund”)
(No. 333-169600)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a series identifier for the Fund and a class identifier for each of the Fund’s Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares, all of which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on September 27, 2010 (accession number 0001193125-10-217572). This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 (333-169600) solely for the purpose of obtaining series and class identifiers for the Fund, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact Jacob Comer at 617.951.7913.

Very truly yours,

/S/ CHRISTOPHER O. PETERSEN
Christopher O. Petersen Assistant Secretary